Apex Midcap Growth Fund
Apex Mid Cap Growth Fund November 30, 2011 Ticker: BMCGX
Investment Objective
The Apex Mid Cap Growth Fund (the “Fund”) seeks growth of capital. Current income is a secondary objective.
Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.
Shareholder Fees (fees paid directly from your investment)
Shareholder Fees	Apex Midcap Growth Fund
Sales Charge (Load)	none
Deferred Sales Charge (Load)	none
Redemption Fee on shares held less than 90 days	2.00%

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses	Apex Midcap Growth Fund
Management Fees	1.00%
Distribution and Service (12b-1) Fees	0.25%
Other Expenses	6.49%
Total Annual Fund Operating Expenses	7.74%

Example

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods.  The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same.  Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example (USD $)	Expense Example, with Redemption, 1 Year	Expense Example, with Redemption, 3 Years	Expense Example, with Redemption, 5 Years	Expense Example, with Redemption, 10 Years
Apex Midcap Growth Fund	763	2,228	3,613	6,758

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio).  A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account.  These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance.  During the most recent fiscal year, the Fund’s portfolio turnover rate was 128% of the average value of its portfolio.

Principal Investment Strategies

Normally, the Fund invests at least 80% of its assets in the equity securities of companies that management believes, based on fundamental research, have growth potential for revenues and earnings as well as multiple expansion.  Under normal circumstances, the Fund will invest at least 80% of total assets in common stocks of companies with medium market capitalization (which, for purposes of this fund, are those companies with market capitalization similar to companies in the Russell Midcap® Index or the Standard & Poor’s MidCap 400® index; recently, for example, that would be $630 million to $16,683 million).

Our fundamental research includes analysis of recent earnings reports along with various news releases by the company.  Some factors the Fund’s manager may consider when selecting stocks include:

·      Potential for future growth in revenues and earnings

·      The value relative to the other investment alternatives

·      The potential of a new product

·      The potential for the company to be taken over

·      Management capability and practices

·      The economic and political outlook.

The decision to sell a security is based upon many factors.  The Fund will not necessarily dispose of a security just because its value decreases, unless the Manager determines that the security is inconsistent with the Fund's investment objectives.  Factors considered include:

·      Increases in the price level of the security which the Manager believes reflect earnings growth too far in advance

·      Changes in the relative opportunities offered by various securities

·      Actual or potential deterioration of the issuer's earning power that the Manager believes may adversely affect the price of its securities.

·      Computer models for stock selection developed by the Advisor.

As a consequence of the Fund’s investment strategy, the Fund often has a high portfolio turnover rate.

Principal Risks

As with all equity investments, it is possible to lose money by investing in the Fund.

The value of the Fund's shares and the securities held by the Fund can each decline in value.

This Fund is intended for investors who seek long-term capital growth and are willing to tolerate short-term fluctuations in price in order to achieve this objective.

Equity Risk.  Investments in individual companies may not perform as anticipated.  There is no guarantee that the stocks will generate income (e.g., dividends); companies are not obligated to pay dividends.  Additionally, common stocks of any given issuer generally expose the stockholder to greater risk than preferred stocks or debt obligations of the same issuer, especially if the issuer were to declare bankruptcy.  That is because common stockholders generally have inferior rights to receive payments from issuers in comparison with the rights of preferred stockholders, bondholders and other creditors of such issuers.

Stock Market Risk.  Since the Fund primarily invests in a diversified portfolio of common stocks, an investment in the Fund should be made with an understanding of the risks inherent in an investment in common stocks, including a susceptibility to general stock market movements and volatile changes in value.

Mid-Cap Company Risk.  Investing in medium capitalization stocks may involve greater risk than investing in large capitalization stocks, because they can be subject to more abrupt or erratic movements.

Portfolio Turnover Risk.  The Fund may engage in short-term trading to try to achieve its investment objective and is therefore likely to have an annual portfolio turnover rate of over 100%. High rates of portfolio turnover (100% or more) entail transaction costs that could impact the Fund’s performance, and may increase taxable distributions.

Performance

The following performance information provides some indication of the risks of investing in the Fund.  The bar chart shows the change in the average annual returns of the Fund.  The table below illustrates how the Fund’s average total return over time compares with a broad-based securities index.  The table shows how the average annual returns for the last one, five and ten years compare with that of the S&P MidCap 400 index and S&P 500 index.  The Fund’s past performance, before and after taxes, is not an indication of how the Fund will perform in the future.

Calendar Year Total Returns

(1)           As of September 30, 2011, the Fund had a calendar year-to-date return of -43.93%.

(2)           During the periods shown in the chart, the highest quarterly return was 81.71% for the quarter ended June 30, 2003; the lowest quarterly return was -40.19% for the quarter ended September 30, 2002.

AVERAGE ANNUAL TOTAL RETURNS For the periods ended December 31, 2010
Average Annual Total Returns	1 Year	5 Years	10 Years
Apex Midcap Growth Fund - Comparison Index - S&P MidCap 400 Index (reflects no deduction for fees, expenses, or taxes)	26.64%	5.74%	7.16%
Apex Midcap Growth Fund - Comparison Index - S&P 500 Index (reflects no deduction for fees, expenses, or taxes)	15.06%	2.29%	1.41%
Apex Midcap Growth Fund	17.69%	4.93%	2.51%
Apex Midcap Growth Fund Return After Taxes on Distributions	17.69%	4.93%	2.51%
Apex Midcap Growth Fund Return After Taxes on Distributions and Sale of Fund Shares	11.50%	4.25%	2.17%

The S&P MidCap 400 is an index of 400 U.S. corporations of medium capitalization.  The S&P 500 is an index of 500 major, large-capitalization U.S. corporations.  Returns for the S&P 500 index are included here merely because it is a popular, well-known index.

The after-tax returns shown are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.  After-tax returns on distributions and the sale of Fund shares assume a complete sale of Fund shares at the end of the measurement period, resulting in capital gains taxes or a tax benefit from any resulting capital losses.  After-tax returns exclude the 2% redemption fee on shares redeemed within 90 days of purchase.  Actual after-tax returns will depend on your individual tax situation and may differ from those shown.

The after-tax returns shown are not relevant to you if you hold your Fund shares through a tax-deferred arrangement, such as a 401(k) plan or Individual Retirement Account (IRA).  However, withdrawals from such tax-deferred plans may be subject to taxes.

Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Document Type	dei_DocumentType	485BPOS
Document Period End Date	dei_DocumentPeriodEndDate	Jul 31, 2011
Registrant Name	dei_EntityRegistrantName	Bhirud Funds Inc
Central Index Key	dei_EntityCentralIndexKey	0000888126
Amendment Flag	dei_AmendmentFlag	false
Prospectus Date	rr_ProspectusDate	Nov 28, 2011
Apex Midcap Growth Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	Apex Mid Cap Growth Fund November 30, 2011 Ticker: BMCGX
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Apex Mid Cap Growth Fund (the “Fund”) seeks growth of capital. Current income is a secondary objective.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio).  A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account.  These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance.  During the most recent fiscal year, the Fund’s portfolio turnover rate was 128% of the average value of its portfolio.

Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods.  The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same.  Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

Normally, the Fund invests at least 80% of its assets in the equity securities of companies that management believes, based on fundamental research, have growth potential for revenues and earnings as well as multiple expansion.  Under normal circumstances, the Fund will invest at least 80% of total assets in common stocks of companies with medium market capitalization (which, for purposes of this fund, are those companies with market capitalization similar to companies in the Russell Midcap® Index or the Standard & Poor’s MidCap 400® index; recently, for example, that would be $630 million to $16,683 million).

Our fundamental research includes analysis of recent earnings reports along with various news releases by the company.  Some factors the Fund’s manager may consider when selecting stocks include:

·      Potential for future growth in revenues and earnings

·      The value relative to the other investment alternatives

·      The potential of a new product

·      The potential for the company to be taken over

·      Management capability and practices

·      The economic and political outlook.

The decision to sell a security is based upon many factors.  The Fund will not necessarily dispose of a security just because its value decreases, unless the Manager determines that the security is inconsistent with the Fund's investment objectives.  Factors considered include:

·      Increases in the price level of the security which the Manager believes reflect earnings growth too far in advance

·      Changes in the relative opportunities offered by various securities

·      Actual or potential deterioration of the issuer's earning power that the Manager believes may adversely affect the price of its securities.

·      Computer models for stock selection developed by the Advisor.

As a consequence of the Fund’s investment strategy, the Fund often has a high portfolio turnover rate.

Risk [Heading]	rr_RiskHeading	Principal Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

As with all equity investments, it is possible to lose money by investing in the Fund.

The value of the Fund's shares and the securities held by the Fund can each decline in value.

This Fund is intended for investors who seek long-term capital growth and are willing to tolerate short-term fluctuations in price in order to achieve this objective.

Equity Risk.  Investments in individual companies may not perform as anticipated.  There is no guarantee that the stocks will generate income (e.g., dividends); companies are not obligated to pay dividends.  Additionally, common stocks of any given issuer generally expose the stockholder to greater risk than preferred stocks or debt obligations of the same issuer, especially if the issuer were to declare bankruptcy.  That is because common stockholders generally have inferior rights to receive payments from issuers in comparison with the rights of preferred stockholders, bondholders and other creditors of such issuers.

Stock Market Risk.  Since the Fund primarily invests in a diversified portfolio of common stocks, an investment in the Fund should be made with an understanding of the risks inherent in an investment in common stocks, including a susceptibility to general stock market movements and volatile changes in value.

Mid-Cap Company Risk.  Investing in medium capitalization stocks may involve greater risk than investing in large capitalization stocks, because they can be subject to more abrupt or erratic movements.

Portfolio Turnover Risk.  The Fund may engage in short-term trading to try to achieve its investment objective and is therefore likely to have an annual portfolio turnover rate of over 100%. High rates of portfolio turnover (100% or more) entail transaction costs that could impact the Fund’s performance, and may increase taxable distributions.

Risk Lose Money [Text]	rr_RiskLoseMoney	As with all equity investments, it is possible to lose money by investing in the Fund.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The following performance information provides some indication of the risks of investing in the Fund.  The bar chart shows the change in the average annual returns of the Fund.  The table below illustrates how the Fund’s average total return over time compares with a broad-based securities index.  The table shows how the average annual returns for the last one, five and ten years compare with that of the S&P MidCap 400 index and S&P 500 index.  The Fund’s past performance, before and after taxes, is not an indication of how the Fund will perform in the future.

Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The Fund’s past performance, before and after taxes, is not an indication of how the Fund will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	Calendar Year Total Returns
Annual Return 2001	rr_AnnualReturn2001	(7.41%)
Annual Return 2002	rr_AnnualReturn2002	(42.40%)
Annual Return 2003	rr_AnnualReturn2003	165.28%
Annual Return 2004	rr_AnnualReturn2004	(6.28%)
Annual Return 2005	rr_AnnualReturn2005	(24.02%)
Annual Return 2006	rr_AnnualReturn2006	3.68%
Annual Return 2007	rr_AnnualReturn2007	(5.67%)
Annual Return 2008	rr_AnnualReturn2008	(9.02%)
Annual Return 2009	rr_AnnualReturn2009	21.49%
Annual Return 2010	rr_AnnualReturn2010	17.69%
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock

(1)           As of September 30, 2011, the Fund had a calendar year-to-date return of -43.93%.

(2)           During the periods shown in the chart, the highest quarterly return was 81.71% for the quarter ended June 30, 2003; the lowest quarterly return was -40.19% for the quarter ended September 30, 2002.

Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	highest quarterly return
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun 30, 2003
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	lowest quarterly return
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Sep 30, 2002
Performance Table Heading	rr_PerformanceTableHeading	AVERAGE ANNUAL TOTAL RETURNS For the periods ended December 31, 2010
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	The after-tax returns shown are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	The after-tax returns shown are not relevant to you if you hold your Fund shares through a tax-deferred arrangement, such as a 401(k) plan or Individual Retirement Account (IRA).
Performance Table Closing [Text Block]	rr_PerformanceTableClosingTextBlock

The S&P MidCap 400 is an index of 400 U.S. corporations of medium capitalization.  The S&P 500 is an index of 500 major, large-capitalization U.S. corporations.  Returns for the S&P 500 index are included here merely because it is a popular, well-known index.

The after-tax returns shown are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.  After-tax returns on distributions and the sale of Fund shares assume a complete sale of Fund shares at the end of the measurement period, resulting in capital gains taxes or a tax benefit from any resulting capital losses.  After-tax returns exclude the 2% redemption fee on shares redeemed within 90 days of purchase.  Actual after-tax returns will depend on your individual tax situation and may differ from those shown.

The after-tax returns shown are not relevant to you if you hold your Fund shares through a tax-deferred arrangement, such as a 401(k) plan or Individual Retirement Account (IRA).  However, withdrawals from such tax-deferred plans may be subject to taxes.

Apex Midcap Growth Fund | - Comparison Index - S&P MidCap 400 Index (reflects no deduction for fees, expenses, or taxes)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	26.64%
5 Years	rr_AverageAnnualReturnYear05	5.74%
10 Years	rr_AverageAnnualReturnYear10	7.16%
Apex Midcap Growth Fund | - Comparison Index - S&P 500 Index (reflects no deduction for fees, expenses, or taxes)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	15.06%
5 Years	rr_AverageAnnualReturnYear05	2.29%
10 Years	rr_AverageAnnualReturnYear10	1.41%
Apex Midcap Growth Fund | Apex Midcap Growth Fund
Risk/Return:	rr_RiskReturnAbstract
Sales Charge (Load)	rr_MaximumCumulativeSalesChargeOverOther	none
Deferred Sales Charge (Load)	rr_MaximumDeferredSalesChargeOverOther	none
Redemption Fee on shares held less than 90 days{neg}	rr_RedemptionFeeOverRedemption	(2.00%)
Management Fees	rr_ManagementFeesOverAssets	1.00%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses	rr_OtherExpensesOverAssets	6.49%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	7.74%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	763
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	2,228
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	3,613
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	6,758
1 Year	rr_AverageAnnualReturnYear01	17.69%
5 Years	rr_AverageAnnualReturnYear05	4.93%
10 Years	rr_AverageAnnualReturnYear10	2.51%
Apex Midcap Growth Fund | Apex Midcap Growth Fund | Return After Taxes on Distributions
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	17.69%
5 Years	rr_AverageAnnualReturnYear05	4.93%
10 Years	rr_AverageAnnualReturnYear10	2.51%
Apex Midcap Growth Fund | Apex Midcap Growth Fund | Return After Taxes on Distributions and Sale of Fund Shares
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	11.50%
5 Years	rr_AverageAnnualReturnYear05	4.25%
10 Years	rr_AverageAnnualReturnYear10	2.17%